Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2012
Operating revenues	$164,024	$191,690	$214,565	$187,481	$757,760
Operations and maintenance expense	64,825	63,571	71,268	72,179	271,843
Operating income	61,839	87,032	100,535	72,111	321,517
Income from continuing operations	26,889	41,780	50,284	65,134	184,087
Income/(loss) from discontinuing operations	11,015	(335)	375	1,421	12,476
Net income attributable to common shareholders	37,904	41,445	50,659	66,555	196,563
Basic income from continuing operations per common share	0.19	0.30	0.36	0.47	1.32
Diluted income from continuing operations per common share	0.19	0.30	0.36	0.46	1.32
Basic income (loss) from discontinued operations per common share	0.08	(0.00)	0.00	0.01	0.09
Diluted income (loss) from discontinued operations per common share	0.08	(0.00)	0.00	0.01	0.09
Basic net income per common share	0.27	0.30	0.36	0.48	1.41
Diluted net income per common share	0.27	0.30	0.36	0.47	1.40
Dividend paid per common share	0.165	0.165	0.165	0.175	0.670
Dividend declared per common share	0.165	0.165	0.340	-	0.670
Price range of common stock
- high	22.75	25.17	26.93	25.94	26.93
- low	21.06	21.52	24.06	24.15	21.06

2011
Operating revenues	$157,576	$171,839	$191,083	$166,793	$687,291
Operations and maintenance expense	60,379	63,360	66,502	66,502	256,743
Operating income	59,216	71,222	86,702	63,659	280,799
Income from continuing operations	29,597	35,719	44,861	31,506	141,683
Income/(loss) from discontinuing operations	754	1,871	(3,738)	2,499	1,386
Net income attributable to common shareholders	30,351	37,590	41,123	34,005	143,069
Basic income from continuing operations per common share	0.21	0.26	0.32	0.23	1.03
Diluted income from continuing operations per common share	0.21	0.26	0.32	0.23	1.02
Basic income (loss) from discontinued operations per common share	0.01	0.01	(0.03)	0.02	0.01
Diluted income (loss) from discontinued operations per common share	0.01	0.01	(0.03)	0.02	0.01
Basic net income per common share	0.22	0.27	0.30	0.25	1.04
Diluted net income per common share	0.22	0.27	0.30	0.24	1.03
Dividend paid per common share	0.155	0.155	0.155	0.165	0.630
Dividend declared per common share	0.155	0.155	0.320	-	0.630
Price range of common stock
- high	23.79	23.28	22.74	22.52	23.79
- low	21.56	21.03	19.28	20.16	19.28

High and low prices of the Company’s common stock are as reported on the New York Stock Exchange Composite Tape.  The cash dividend paid in December 2012 of $0.175 was declared in August 2012, and the cash dividend paid in December 2011 of $0.165 was declared in August 2011.